Investments in Associates and Joint Arrangements	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Investments in Associates and Joint Arrangements
15.	INVESTMENTS IN ASSOCIATES AND JOINT ARRANGEMENTS

15.1	Associates
The following table provides summarized financial information about the Bank’s investment in its associates:

Entity	Proportional Bank’s interest	Financial position		Loss for the fiscal year
		12/31/2023	12/31/2022	12/31/2023	12/31/2022
Macro Warrants SA	5%	11,581	17,327	(5,746)	(5,048	) (1) and (2)
Play Digital SA	9.45%	747,460	1,317,126	(1,521,734)	(1,289,561	) (1) and (2)
Alianza SGR	24.98%	3,010		(88,831)		(1)

(1)	The existence of significant influence is evidenced by the representation the Bank has in the Board of Directors of this associate.
(2)
To measure this investment, accounting information of this associate as of September 30, 2023 has been used. Additionally, significant transactions conducted or events that occurred between October 1, 2023 and December 31, 2023, have been considered.

15.2	Joint ventures
The following table provides summarized financial information about the Bank’s investment in its joint ventures:

Entity	Proportional Bank’s interest	Financial position		Profit (Loss) for the fiscal year
		12/31/2023	12/31/2022	12/31/2023	12/31/2022
Banco Macro SA – Bizland SAU Unión transitoria	50%	828,510	2,001,551	514,407	1,005,610
Finova SA	50%	94,550	219,021	(124,470)	(39,119)